Goodwill and intangible assets - Summary of Key Assumptions used in Discounted Cash Flow Projections (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	5 years
Group's strategic plan, period	3 years
Beauty & Wellbeing
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.00%
Average near-term nominal growth rates	6.00%
Beauty & Wellbeing | North Asia
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	4.00%
Average near-term nominal growth rates	3.00%
Prestige
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	2.00%
Average near-term nominal growth rates	11.00%
Health & Wellness
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	2.00%
Average near-term nominal growth rates	17.00%
Personal Care
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.00%
Average near-term nominal growth rates	3.00%
Home Care
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	4.00%
Average near-term nominal growth rates	4.00%
Nutrition
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.00%
Average near-term nominal growth rates	5.00%
Nutrition | South Asia
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	7.00%
Average near-term nominal growth rates	7.00%
Nutrition | Europe, ANZ & METU
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	2.00%
Average near-term nominal growth rates	2.00%
Nutrition | North America
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	2.00%
Average near-term nominal growth rates	4.00%
Ice Cream
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.00%
Average near-term nominal growth rates	6.00%